                        SUPPLEMENT DATED JUNE 6, 2002 TO

                        PROSPECTUS DATED MAY 1, 2002 FOR

                            FLEXIBLE PURCHASE PAYMENT

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                          NATIONWIDE VARIABLE ACCOUNT-9

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1.       THE "ADDITIONAL CONTRACT OPTIONS - DEATH BENEFIT OPTION" IS MODIFIED TO
         AS FOLLOWS:

         DEATH BENEFIT OPTION

         Applicants may choose the following death benefit as a replacement for the One-Year Step Up Death Benefit that is standard to every contract if the option has been approved by state insurance authorities:

         Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home
         Waiver Option...........................................................................0.15%
         Total Variable Account Charges (including this option
         only)...................................................................................1.65%

2.       THE "SUMMARY OF ADDITIONAL CONTRACT OPTIONS" IS MODIFIED TO AS FOLLOWS:

         SUMMARY OF ADDITIONAL CONTRACT OPTIONS

         If the contract owner elects all of the additional contract options that are available under the contract, the maximum variable account charges the contract owner would pay would be an annualized rate of 2.60% of the daily net assets of the variable account. The maximum charges consists of the following:

       Mortality and Expense Risk Charge (applicable to all contracts)...........................1.50%
       Greater of One Year or 5% Enhanced Death Benefit with Long Term Care/Nursing
         Home Waiver Option......................................................................0.15%
       Guaranteed Minimum Income Benefit Option 1................................................0.45%
         Spousal Protection Annuity Option.......................................................0.10%
         Beneficiary Protector Option............................................................0.40%

        TOTAL VARIABLE ACCOUNT CHARGES WHEN THE MAXIMUM OPTIONS ARE ELECTED......................2.60%


3.       THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TAB IS MODIFIED TO AS FOLLOWS:


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
      (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE
                                REIMBURSEMENTS)

                                                               Management      Other        12b-1     Total Underlying
                                                                  Fees        Expenses       Fees        Mutual Fund
                                                                                                          Expenses
MFS Variable Insurance Trust - MFS Value Series: Service Class    0.75%        0.15%        0.20%           1.10%

4.  THE "EXAMPLE" IS MODIFIED TO AS FOLLOWS:

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in underlying mutual fund expenses. The underlying mutual fund expense information is for the period ended December 31, 2001 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.


The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the 7 year CDSC schedule and assumed variable account charges of 2.60%, which is the maximum variable account charge for the maximum number of optional benefits.


For those contracts that do not elect the maximum number of optional benefits, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.

                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period              time period
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.

AIM Variable Insurance Funds    102     180    250     440      43    129    216     440      *     129     216     440
- AIM V.I. Basic Value Fund:
Series II Shares

AIM Variable Insurance Funds     98     169    233     409      39    118    199     409      *     118     199     409
- AIM V.I. Capital
Appreciation Fund: Series II
Shares

AIM Variable Insurance Funds     98     169    233     409      39    118    199     409      *     118     199     409
- AIM V.I. Premier Equity
Fund: Series II Shares


Alliance Variable Products       99     172    238     418      40    121    204     418      *     121     204     418
Series Fund, Inc. -
AllianceBernstein Small Cap
Value Portfolio: Class B


Alliance Variable Products       96     163    224     392      37    112    190     392      *     112     190     392
Series Fund, Inc. -  Growth
and Income Portfolio: Class B


Alliance Variable Products      100     175    242     426      41    124    208     426      *     124     208     426
Series Fund, Inc. -  Premier
Growth Portfolio: Class B


American Century Variable        97     164    225     395      37    113    191     395      *     113     191     395
Portfolios, Inc. - American
Century VP Income & Growth
Fund: Class II


American Century Variable        99     170    235     413      39    119    201     413      *     119     201     413
Portfolios, Inc. - American
Century VP Ultra Fund: Class
II


American Century Variable        98     169    233     409      39    118    199     409      *     118     199     409
Portfolios, Inc. - American
Century VP Value Fund: Class
II


Dreyfus Investment Portfolios   103     181    252     444      43    130    218     444      *     130     218     444
- Emerging Leaders Portfolio:
Service Shares


The Dreyfus Socially             98     169    232     408      39    118    198     408      *     118     198     408
Responsible Growth Fund,
Inc.: Service Shares

                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period              time period
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.

Dreyfus Variable Investment      98     169    233     409      39    118    199     409      *     118     199     409
Fund - Appreciation
Portfolio: Service Shares


Federated Insurance Series -     99     169    234     410      39    118    200     410      *     118     200     410
Federated American Leaders
Fund II: Service Shares


Federated Insurance Series -     99     171    236     414      39    120    202     414      *     120     202     414
Federated Capital
Appreciation Fund II: Service
Shares


Federated Insurance Series -     97     166    228     400      38    115    194     400      *     115     194     400
Federated High Income Bond
Fund II: Service Shares


Federated Insurance Series -     97     164    225     395      37    113    191     395      *     113     191     395
Federated Quality Bond Fund
II: Service Shares


Fidelity VIP Equity-Income       96     161    220     385      36    110    186     385      *     110     186     385
Portfolio: Service Class 2


Fidelity VIP Growth              97     164    224     393      37    113    190     393      *     113     190     393
Portfolio: Service Class 2


Fidelity VIP Overseas            99     171    237     416      40    120    203     416      *     120     203     416
Portfolio: Service Class 2 R


Fidelity VIP II Contrafund(R)    97     164    225     394      37    113    191     394      *     113     191     394
Portfolio: Service Class 2


Fidelity VIP III Mid Cap         97     164    225     394      37    113    191     394      *     113     191     394
Portfolio: Service Class 2


Fidelity VIP III Value           98     169    232     408      39    118    198     408      *     118     198     408
Strategies Portfolio: Service
Class 2


GVIT Gartmore GVIT Global       101     176    243     428      41    125    209     428      *     125     209     428
Health Sciences Fund: Class
III


GVIT Gartmore GVIT Government    97     166    228     399      38    115    194     399      *     115     194     399
Bond Fund: Class II


GVIT Gartmore GVIT Investor      93     154    208     363      34    103    174     363      *     103     174     363
Destinations Conservative Fund


GVIT Gartmore GVIT Investor      93     154    208     363      34    103    174     363      *     103     174     363
Destinations Moderately
Conservative Fund


GVIT Gartmore GVIT Investor      93     153    207     360      33    102    173     360      *     102     173     360
Destinations Moderate Fund


GVIT Gartmore GVIT Investor      93     154    208     363      34    103    174     363      *     103     174     363
Destinations Moderately
Aggressive Fund


GVIT Gartmore GVIT Investor      93     154    208     363      34    103    174     363      *     103     174     363
Destinations Aggressive Fund


GVIT Gartmore GVIT Money         93     154    209     365      34    103    175     365      *     103     175     365
Market Fund: Class I


GVIT Gartmore GVIT Total         98     169    232     408      39    118    198     408      *     118     198     408
Return Fund: Class II


GVIT Gartmore GVIT U.S.          99     169    234     410      39    118    200     410      *     118     200     410
Growth Leaders Fund: Class III


GVIT GVIT Small Cap Growth      104     185    259     455      44    134    225     455      *     134     225     455
Fund: Class II


GVIT GVIT Small Cap Value       101     176    244     429      41    125    210     429      *     125     210     429
Fund: Class II


GVIT GVIT Small Company Fund:   102     179    249     439      42    128    215     439      *     128     215     439
Class II


GVIT MAS GVIT Multi Sector       98     166    229     401      38    115    195     401      *     115     195     401
Bond Fund: Class I

                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period              time period
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.

MFS Variable Insurance Trust     96     163    223     391      37    112    189     391      *     112     189     391
- MFS Mid Cap Growth Series:
Service Class


MFS Variable Insurance Trust    100     173    240     422      40    122    206     422      *     122     206     422
- MFS New Discovery Series:
Service Class


MFS Variable Insurance Trust     98     169    233     409      39    118    199     409      *     118     199     409
- MFS Value Series: Service
Class


Neuberger Berman AMT Fasciano   102     178    247     435      42    127    213     435      *     127     213     435
Portfolio: Class S


Neuberger Berman AMT Focus      100     173    240     422      40    122    206     422      *     122     206     422
Portfolio: Class S


Oppenheimer Variable Account     96     163    223     391      37    112    189     391      *     112     189     391
Funds - Oppenheimer Capital
Appreciation Fund/VA: Service
Class


Oppenheimer Variable Account     98     166    229     401      38    115    195     401      *     115     195     401
Funds - Oppenheimer Global
Securities Fund/VA: Service
Class


Oppenheimer Variable Account     97     165    227     398      38    114    193     398      *     114     193     398
Funds - Oppenheimer Main
Street Growth & Income
Fund/VA: Service Class


Oppenheimer Variable Account     97     164    225     395      37    113    191     395      *     113     191     395
Funds - Oppenheimer Strategic
Bond Fund/VA: Service Class


The Universal Institutional      98     169    233     409      39    118    199     409      *     118     199     409
Funds, Inc. - U.S. Real
Estate Portfolio


Van Kampen Life Investment       98     167    230     403      38    116    196     403      *     116     196     403
Trust - Comstock Portfolio:
Class II


Van Kampen Life Investment       97     166    228     400      38    115    194     400      *     115     194     400
Trust - Emerging Growth
Portfolio: Class II

*        Annuitization is not permitted during the first two contract years.

5. THE THIRD PARAGRAPH OF THE "SYNOPSIS OF THE CONTRACT - CHARGES AND EXPENSES " IS MODIFIED TO AS FOLLOWS:

     An optional death benefit is available under the contract and must be elected at the time of application. In states that have approved the option, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver Option. If this option is elected, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account (see "Death Benefit Payment").

6. THE FIRST PARAGRAPH OF THE "OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS - OPTIONAL DEATH BENEFIT - GREATER OF ONE-YEAR OR 5% ENHANCED DEATH BENEFIT OPTION " IS MODIFIED TO AS FOLLOWS:

     Greater of One-Year or 5% Enhanced Death Benefit Option

     In states that have approved the option, if an applicant elects the Greater of One-Year or 5% Enhanced Death Benefit Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.15% of the daily net assets of the variable account.

7. THE THIRD PARAGRAPH OF THE "OPERATION OF THE CONTRACT - DETERMINING THE CONTRACT VALUE - DETERMINING THE VARIABLE ACCOUNT VALUE-VALUING AN ACCUMULATION UNIT" IS MODIFIED AS FOLLOWS:

     The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

     (a)  is the sum of:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period;

(c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.50% to 2.60% of the daily net assets of the variable account, depending on which contract features the contract owner chose.

8. THE SECOND PARAGRAPH OF THE "ADVERTISING -HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS" IS MODIFIED TO AS FOLLOWS:

     Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the 7 year CDSC schedule and the variable account charges that would be assessed to a contract if the maximum number of optional benefits are chosen (2.60%). Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.